SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17:-SUBSEQUENT EVENTS

In March 2021, the Company acquired all outstanding shares of Miami-based restaurant ordering technology provider SpeedETab. The acquisition would be accounted for as a business combination.